PENSION PLANS AND POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2017
PENSION PLANS AND POSTRETIREMENT BENEFITS
Schedule of reconciliation of the changes in the plans' benefit obligations and the fair value of plan assets

	Pension benefits		Postretirement benefits
	2017	2016	2017	2016

Change in benefit obligations
Benefit obligations at the beginning of the year	$394,246	$355,410	$38,010	$34,690
Service costs	22,594	22,902	1,579	1,474
Interest costs	15,455	14,476	1,535	1,438
Plan participants’ contributions	6,728	6,946	—	—
Actuarial (gain) loss arising from:
Demographic assumptions	(8,502)	—	—	—
Financial assumptions	37,943	8,681	2,903	859
Participant experience	4,875	1,533	(13,443)	—
Benefits and settlements paid	(16,695)	(16,125)	(467)	(451)
Other	235	423	—	—

Benefit obligations at the end of the year	$456,879	$394,246	$30,117	$38,010

	Pension benefits		Postretirement benefits
	2017	2016	2017	2016

Change in plan assets
Fair value of plan assets at the beginning of the year	$361,232	$321,117	$—	$—
Actual return on plan assets	29,789	28,189	—	—
Employer contributions	26,817	20,682	467	451
Plan participants’ contributions	6,728	6,946	—	—
Benefits and settlements paid	(16,695)	(16,125)	(467)	(451)
Administrative fees	234	423	—	—

Fair value of plan assets at the end of the year	$408,105	$361,232	$—	$—

Schedule of fair value of plan assets

	2017	2016

Equity securities:
Canadian	26.5%	25.6%
Foreign	36.9	36.8
Debt securities	36.5	37.5
Other	0.1	0.1

	100.0%	100.0%

Schedule of reconciliation of funded status to the net amount

	Pension benefits		Postretirement benefits
	2017	2016	2017	2016

Benefit obligations	$(456,879)	$(394,246)	$(30,117)	$(38,010)
Fair value of plan assets	408,105	361,232	—	—

Plan deficit and net amount recognized[1]	$(48,774)	$(33,014)	$(30,117)	$(38,010)

[1]	The net amount recognized for 2017 and 2016 is included in Other liabilities (note 21).

Schedule of components of re-measurements

	Pension benefits			Postretirement benefits
	2017	2016	2015	2017	2016	2015

Actuarial (loss) gain on benefit obligations	$(34,316)	$(10,214)	$(13,612)	$10,540	$(859)	$(792)
Actual return on plan assets, less interest income anticipated in the interest on the net defined benefit liability calculation	16,764	16,098	4,790	—	—	—

Re-measurements (loss) gain recorded in other comprehensive income	$(17,552)	$5,884	$(8,822)	$10,540	$(859)	$(792)

Schedule of components of net benefit costs

	Pension benefits			Postretirement benefits
	2017	2016	2015	2017	2016	2015

Employee costs:
Service costs	$22,594	$22,902	$21,875	$1,579	$1,474	$1,373
Administrative fees and other	521	409	384	—	—	—
Interest on net defined benefit liability	1,909	1,975	1,569	1,535	1,438	1,344
Net benefit costs	$25,024	$25,286	$23,828	$3,114	$2,912	$2,717

Schedule of actuarial assumptions used in measuring the Corporation's benefit obligations

	Pension benefits			Postretirement benefits
	2017	2016	2015	2017	2016	2015

Benefit obligations
Rates as of year-end:
Discount rate	3.50%	3.90%	4.00%	3.50%	3.90%	4.00%
Rate of compensation increase	3.25	3.25	3.25	3.00	3.00	3.00

Current periodic costs
Rates as of preceding year-end:
Discount rate	3.90%	4.00%	4.10%	3.90%	4.00%	4.10%
Rate of compensation increase	3.25	3.25	3.25	3.00	3.00	3.00